Document and Entity Information	May 15, 2020
Cover [Abstract]
Entity Registrant Name	REGIS CORP
Amendment Flag	false
Entity Central Index Key	0000716643
Document Type	8-K
Document Period End Date	May 15, 2020
Entity Incorporation State Country Code	MN
Entity File Number	1-12725
Entity Tax Identification Number	41-0749934
Entity Address, Address Line One	3701 Wayzata Boulevard
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	(952)
Local Phone Number	947-7777
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.05 per share
Trading Symbol	RGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false